Note Employee benefits (Changes in level 3 assets measured at fair value) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	$ 767,539
Fair value of plan assets at end of year	685,823	$ 767,539
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	4,758	3,555
Actual return on plan assets	0	0
Purchases, sales, issuance, settlements, paydowns and maturities (net)	334	1,203
Fair value of plan assets at end of year	$ 5,092	$ 4,758